Investments in subsidiaries (Tables)	12 Months Ended
Sep. 30, 2025
Business Combinations 1 [Abstract]
Disclosure of detailed information about business combinations
The following table presents the fair value of assets acquired and liabilities assumed for all acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed:

	Daugherty	BJSS	Apside	Other	Total
	$	$	$	$	$
Accounts receivable	53,546	112,422	55,390	20,249	241,607
Work in progress	14,303	6,508	12,886	468	34,165
Prepaid expenses and other current assets	4,142	5,383	2,534	1,145	13,204
PP&E (Note 6)	378	5,349	7,573	2,095	15,395
Right-of-use assets (Note 7)	15,538	18,395	21,742	10,821	66,496
Intangible assets[1] (Note 9)	54,948	106,105	62,399	23,338	246,790
Other long-term assets	3,124	—	3,450	—	6,574
Goodwill[2] (Note 12)	237,886	1,143,403	221,445	70,526	1,673,260
Accounts payable and accrued liabilities	(18,465)	(67,216)	(45,785)	(6,844)	(138,310)
Other current liabilities	(31,853)	(69,471)	(17,931)	(10,974)	(130,229)
Deferred tax liabilities	—	(26,514)	(11,489)	(7,389)	(45,392)
Long-term debt (Note 28c)	—	—	(56,204)	(2,172)	(58,376)
Lease liabilities	(15,538)	(20,373)	(21,742)	(12,118)	(69,771)
Other long-term liabilities	—	(2,578)	(12,636)	(411)	(15,625)
	318,009	1,211,413	221,632	88,734	1,839,788
Cash acquired	25,015	44,164	8,258	14,027	91,464
Net assets acquired	343,024	1,255,577	229,890	102,761	1,931,252

Consideration paid	335,936	1,246,821	229,530	97,632	1,909,919
Consideration payable	7,088	8,756	360	5,129	21,333
[1] Intangible assets are mainly composed of client relationships and backlog.
[2] The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. The goodwill is only deductible for tax purposes for Daugherty.
The following table presents the fair value of assets acquired and liabilities assumed for all acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed as at September 30, 2024:

	Aeyon	Others	Total
	$	$	$
Current assets	34,206	17,696	51,902
PP&E (Note 6)	1,029	349	1,378
Right-of-use assets (Note 7)	1,073	1,268	2,341
Intangible assets[1] (Note 9)	101,856	22,543	124,399
Goodwill[2] (Note 12)	397,406	42,055	439,461
Current liabilities	(54,728)	(15,307)	(70,035)
Long-term debt (Note 28c)	(162,146)	—	(162,146)
Lease liabilities	(1,073)	(1,268)	(2,341)
	317,623	67,336	384,959
Cash acquired	218	5,072	5,290
Net assets acquired	317,841	72,408	390,249

Consideration paid	317,841	65,414	383,255
Consideration payable	—	6,994	6,994
[1] Intangible assets are mainly composed of client relationships and backlog.
[2] The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. The goodwill of Aeyon is deductible for tax purposes.